UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-82977
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: March 1, 2012 to May 31, 2012

Item 1.                      Schedule of Investments.
                   Attached hereto.

ABCS Guggenheim ABC High Dividend ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 81.0%
	Australia - 35.2%
187,906	APN News & Media Ltd.	$ 141,251
124,916	David Jones Ltd.(a)	267,769
223,653	DUET Group	420,848
458,614	Goodman Fielder Ltd.	262,451
292,339	OneSteel Ltd.	299,150
92,013	QBE Insurance Group Ltd.	1,104,890
88,946	Seven West Media Ltd.	213,095
48,666	SP AusNet(b)	47,676
324,440	SP AusNet	317,837
144,540	TABCORP Holdings Ltd.	406,570
216,305	Tatts Group Ltd.	549,689
		4,031,226

	Brazil - 24.3%
69,388	Banco Santander Brasil SA, ADR	551,635
85,229	Cia Siderurgica Nacional SA, ADR	552,284
12,951	CPFL Energia SA, ADR	314,709
53,658	Gafisa SA, ADR(b)	133,608
15,629	Tim Participacoes SA, ADR	382,129
41,618	Ultrapar Participacoes SA, ADR	849,840
		2,784,205

	Canada - 21.5%
24,318	Atlantic Power Corp.	323,755
33,991	Canexus Corp.	281,891
14,007	Canfor Pulp Products, Inc.	139,962
27,370	Enerplus Corp.(a)	378,656
13,615	Freehold Royalties Ltd.(a)	233,839
29,338	Just Energy Group, Inc.(a)	310,714
39,300	NAL Energy Corp.(a)	239,033
18,967	PetroBakken Energy Ltd., Class A(a)	209,300
32,939	Superior Plus Corp.	217,834
12,152	Zargon Oil & Gas Ltd.	118,493
		2,453,477

	Total Common Stocks - 81.0%
	(Cost $11,215,181)	9,268,908

	Preferred Stocks - 18.7%
	Brazil - 18.7%
19,471	Braskem SA, ADR(a)	218,075
49,726	Cia Energetica de Minas Gerais, ADR	856,779
16,320	TAM SA, ADR(a) (b)	354,797
30,126	Telefonica Brasil SA, ADR	711,576
	(Cost $2,499,261)	2,141,227

	Total Long-Term Investments - 99.7%
	(Cost $13,714,442)	11,410,135

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 12.7%
1,457,521	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	1,457,521
	(Cost $1,457,521)

	Total Investments - 112.4%
	(Cost $15,171,963)	12,867,656
	Liabilities in excess of Other Assets - (12.4%)	(1,422,792)
	Net Assets - 100.0%	$ 11,444,864

ADR - American Depositary Receipt
SA - Corporation

(a)	Security, or portion thereof, was on loan at May 31, 2012.
(b)	Non-income producing security.
(c)
At May 31, 2012, the total market value of the Fund's securities on loan was $1,603,501 and the total market value of the collateral held by the Fund was $1,684,835, consisting of cash collateral of $1,457,521 and U.S. Government and Agency securities valued at $227,314.

(d)	Interest rate shown reflects yield as of May 31, 2012.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Sector Allocation*
Utilities	22.7%
Basic Materials	20.5%
Consumer, Cyclical	15.8%
Finance	15.7%
Communications	12.7%
Energy	10.3%
Consumer, Non-Cyclical	2.3%
* Subject to change daily. Based on long-term investments.
Securities are classified by sectors that represent broad groupings of related industries.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$15,172,236	$94,697	$(2,399,277)	$(2,304,580)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$9,269	$-	$-	$9,269
Preferred Stocks	2,141	-	-	2,141
Investments of Collateral for Securities Loaned	1,458	-	-	1,458
Total	$12,868	$-	$-	$12,868

During the nine months ended May 31, 2012, there were no transfers between levels.

FAA Guggenheim Airline ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Australia - 1.5%
158,170	Qantas Airways Ltd.(a)	$ 228,591

	Brazil - 1.5%
10,748	TAM SA, ADR(a) (b)	233,662

	Canada - 1.4%
14,800	Westjet Airlines Ltd.	220,043

	Chile - 1.5%
9,367	Lan Airlines SA, ADR	234,924

	France - 1.4%
52,241	Air France-KLM(a)	219,295

	Germany - 4.3%
63,491	Deutsche Lufthansa AG	665,866

	Hong Kong - 1.5%
145,000	Cathay Pacific Airways Ltd.	223,829

	Ireland - 1.5%
7,333	Ryanair Holdings PLC, ADR(a)	225,123

	Japan - 4.5%
258,000	All Nippon Airways Co. Ltd.(b)	704,100

	Panama - 1.4%
2,678	Copa Holdings SA, Class A	222,328

	Singapore - 4.3%
83,000	Singapore Airlines Ltd.	669,796

	South Korea - 1.5%
5,890	Korean Air Lines Co. Ltd.	225,569

	Spain - 1.4%
101,807	International Consolidated Airlines Group SA(a)	217,338

	United Kingdom - 1.5%
29,275	easyJet PLC	225,518

	United States - 70.6%
13,774	Alaska Air Group, Inc.(a)	472,448
7,305	Allegiant Travel Co.(a)	473,729
197,468	Delta Air Lines, Inc.(a)	2,389,363
82,351	Hawaiian Holdings, Inc.(a)	475,989
98,475	JetBlue Airways Corp.(a) (b)	515,024
88,089	Republic Airways Holdings, Inc.(a)	477,442
62,451	SkyWest, Inc.	440,280
256,303	Southwest Airlines Co.	2,314,416
22,413	Spirit Airlines, Inc.(a)	461,932
95,258	United Continental Holdings, Inc.(a)	2,397,644
38,029	US Airways Group, Inc.(a)	502,743
		10,921,010

	Total Common Stocks - 99.8%
	(Cost $16,137,782)	15,436,992

	Investments of Collateral for Securities Loaned - 7.3%
1,126,467	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	1,126,467
	(Cost $1,126,467)

	Total Investments - 107.1%
	(Cost $17,264,249)	16,563,459
	Liabilities in excess of Other Assets - (7.1%)	(1,103,391)
	Net Assets - 100.0%	$ 15,460,068

ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at May 31, 2012.
(c) At May 31, 2012, the total market value of the Fund's securities on loan was $1,075,946 and the total market value of the collateral held by the Fund was $1,126,467.
(d) Interest rate shown reflects yield as of May 31, 2012.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Summary of Investments by Sector Classification*
Consumer, Cyclical	100.0%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$17,326,989	$1,409,379	$(2,172,909)	$(763,530)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,437	$–	$–	$15,437
Investments of Collateral for Securities Loaned	1,126	-	-	1,126
Total	$16,563	$–	$–	$16,563

During the nine months ended May 31, 2012, there were no transfers between levels.

YAO Guggenheim China All-Cap ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.2%
	Basic Materials - 3.6%
362,000	Aluminum Corp. of China Ltd.(a)	$ 156,725
100,000	Angang Steel Co. Ltd.(a)	57,339
162,000	China BlueChemical Ltd.	111,885
156,000	China Forestry Holdings Co. Ltd.(b)	–
342,000	China Lumena New Materials Corp.(c)	61,694
120,000	China Molybdenum Co. Ltd.(a) (c)	46,387
142,000	Citic Pacific Ltd.	218,832
99,000	Dongyue Group	64,037
150,000	Hunan Nonferrous Metal Corp. Ltd.(a) (c)	44,454
128,000	Jiangxi Copper Co. Ltd.	269,166
54,000	Kingboard Chemical Holdings Ltd.	116,616
150,000	Lee & Man Paper Manufacturing Ltd.	65,908
160,000	Maanshan Iron & Steel(a) (c)	38,759
140,000	Minmetals Resources Ltd.(a)	60,071
154,000	Nine Dragons Paper Holdings Ltd.	96,636
59,500	Real Gold Mining Ltd.(b) (c)	–
164,000	Sinofert Holdings Ltd.	28,316
214,000	Sinopec Shanghai Petrochemical Co. Ltd.	61,491
122,000	Yingde Gases	111,454
80,500	Zhaojin Mining Industry Co. Ltd.	94,805
554,000	Zijin Mining Group Co. Ltd.(b) (c)	191,095
		1,895,670

	Communications - 20.6%
130,000	Alibaba.com Ltd.(a)	224,795
4,633	AsiaInfo-Linkage, Inc.(a) (c)	49,110
21,180	Baidu, Inc., ADR(a)	2,494,369
218,000	China Communications Services Corp. Ltd.	108,707
269,500	China Mobile Ltd.	2,725,958
1,276,000	China Telecom Corp. Ltd.	585,317
450,000	China Unicom Hong Kong Ltd.	618,102
75,545	Comba Telecom Systems Holdings Ltd.(c)	34,167
13,208	Ctrip.com International Ltd., ADR(a) (c)	243,027
8,435	Focus Media Holding Ltd., ADR	175,448
6,607	NetEase.com, Inc., ADR(a)	412,012
6,065	Sina Corp.(a) (c)	323,083
2,873	Sohu.com, Inc.(a) (c)	127,676
93,700	Tencent Holdings Ltd.	2,576,468
57,640	ZTE Corp.	114,228
		10,812,467

	Consumer, Cyclical - 6.2%
194,000	Air China Ltd.	118,487
71,000	Anta Sports Products Ltd.	58,184
240,000	Bosideng International Holdings Ltd.	55,355
252,000	Brilliance China Automotive Holdings Ltd.(a)	247,102
73,000	Byd Co. Ltd.(a) (c)	148,430
264,000	China Dongxiang Group Co.(c)	33,677
146,000	China Eastern Airlines Corp. Ltd.(a) (c)	41,199
49,000	China Lilang Ltd.	36,683
108,000	China Resources Enterprise Ltd.	341,638
158,000	China Southern Airlines Co. Ltd.	67,387
55,500	China ZhengTong Auto Services Holdings Ltd.(a) (c)	34,684
70,000	Digital China Holdings Ltd.	113,647
262,000	Dongfeng Motor Group Co. Ltd.	445,621
57,000	Golden Eagle Retail Group Ltd.(c)	124,564
35,500	Great Wall Motor Co. Ltd.	72,913
204,000	Guangzhou Automobile Group Co. Ltd.(a)	172,960
73,000	Haier Electronics Group Co. Ltd.(a)	85,879
156,000	Hengdeli Holdings Ltd.	45,830
2,751	Home Inns & Hotels Management, Inc., ADR(a) (c)	58,926
100,000	Intime Department Store Group Co. Ltd.	103,983
67,000	LI Ning Co. Ltd.	54,561
58,000	Minth Group Ltd.	68,008
109,500	Parkson Retail Group Ltd.	108,924
242,000	PCD Stores Group Ltd.	24,634
31,000	Ports Design Ltd.	30,757
70,600	Shanghai Pharmaceuticals Holding Co. Ltd.	85,784
33,000	Shenzhou International Group Holdings Ltd.	58,679
103,999	Springland International Holdings Ltd.	65,930
37,000	Weichai Power Co. Ltd.(a)	163,288
49,000	Wumart Stores, Inc.	107,965
50,000	Zhongsheng Group Holdings Ltd.(c)	80,532
		3,256,211

	Consumer, Non-cyclical - 7.1%
61,000	Asian Citrus Holdings Ltd.	30,654
300,000	Chaoda Modern Agriculture Holdings Ltd.(a) (b)	18,014
157,000	China Agri-Industries Holdings Ltd.	113,084
66,000	China Foods Ltd.	60,805
97,498	China Medical System Holdings Ltd.	41,457
130,000	China Mengniu Dairy Co. Ltd.	355,953
308,997	China Modern Dairy Holdings Ltd.(a) (c)	79,630
36,000	China Shineway Pharmaceutical Group Ltd.	55,293
125,000	China Yurun Food Group Ltd.(c)	127,886
442,000	CP Pokphand Co.	57,522
112,000	Jiangsu Expressway Co. Ltd.	106,648
34,200	Lianhua Supermarket Holdings Co. Ltd.	38,295
7,577	Mindray Medical International Ltd., ADR(c)	228,750
11,586	New Oriental Education & Technology Group, ADR(a)	307,145
176,000	Shandong Weigao Group Medical Polymer Co. Ltd.	180,516
114,000	Shenguan Holdings Group Ltd.	64,191
777,500	Shenzhen International Holdings Ltd.	47,587
176,998	Sihuan Pharmaceutical Holdings Group Ltd.(c)	60,665
176,000	Sino Biopharmaceutical	53,973
76,000	Sinopharm Group Co. Ltd.	172,156
172,000	Tingyi Cayman Islands Holding Corp.	408,234
28,000	Tsingtao Brewery Co. Ltd.(c)	175,522
87,000	Uni-President China Holdings Ltd.	76,677
623,000	Want Want China Holdings Ltd.	713,642
5,560	WuXi PharmaTech Cayman, Inc., ADR(a)	81,843
132,000	Zhejiang Expressway Co. Ltd.	90,825
		3,746,967

	Diversified - 0.6%
104,000	China Merchants Holdings International Co. Ltd.	315,584

	Energy - 17.2%
377,000	China Coal Energy Co. Ltd.	349,270
249,000	China Longyuan Power Group Corp.	152,400
142,000	China Oilfield Services Ltd.	197,241
1,542,000	China Petroleum & Chemical Corp.	1,372,945
312,500	China Shenhua Energy Co. Ltd.	1,101,281
1,374,000	CNOOC Ltd.	2,485,676
288,000	Kunlun Energy Co. Ltd.	492,070
1,940,000	PetroChina Co. Ltd.	2,454,731
376,000	United Energy Group Ltd.(a)	57,653
179,998	Winsway Coking Coal Holding Ltd.	32,934
180,000	Yanzhou Coal Mining Co. Ltd.	302,905
		8,999,106

	Financial - 32.9%
118,000	Agile Property Holdings Ltd.(c)	136,993
2,198,000	Agricultural Bank of China Ltd.	889,299
5,551,000	Bank of China Ltd.	2,138,617
603,000	Bank of Communications Co. Ltd.	391,596
1,156,000	China Citic Bank Corp. Ltd.	598,790
3,658,000	China Construction Bank Corp.	2,535,810
78,000	China Everbright Ltd.	104,123
684,000	China Life Insurance Co. Ltd.	1,605,814
359,000	China Merchants Bank Co. Ltd.	692,942
379,000	China Minsheng Banking Corp. Ltd.	361,866
354,000	China Overseas Land & Investment Ltd.	739,852
110,800	China Pacific Insurance Group Co. Ltd.	329,794
186,000	China Resources Land Ltd.(c)	350,869
79,800	China Taiping Insurance Holdings Co. Ltd.(a)	133,054
230,998	Chongqing Rural Commercial Bank	98,521
144,000	COSCO Pacific Ltd.	176,640
552,880	Country Garden Holdings Co. Ltd.(a)	207,307
444,000	Evergrande Real Estate Group Ltd.(c)	243,716
143,000	Far East Horizon Ltd.(a)	96,551
314,000	Franshion Properties China Ltd.	92,248
245,000	Glorious Property Holdings Ltd.(a) (c)	33,147
93,600	Guangzhou R&F Properties Co. Ltd.(c)	123,259
4,308,000	Industrial & Commercial Bank of China	2,620,043
117,500	KWG Property Holding Ltd.(c)	69,796
115,000	Longfor Properties Co. Ltd.	178,408
238,000	PICC Property & Casualty Co. Ltd.	264,654
163,500	Ping An Insurance Group Co.	1,203,995
178,000	Poly Hong Kong Investments Ltd.(a) (c)	86,467
766,000	Renhe Commercial Holdings Co. Ltd.(c)	38,493
45,000	Shanghai Industrial Holdings Ltd.	125,824
125,500	Shimao Property Holdings Ltd.	168,177
328,500	Sino-Ocean Land Holdings Ltd.(c)	135,026
171,500	Soho China Ltd.	116,236
61,000	Yanlord Land Group Ltd. (Singapore)(a) (c)	48,516
476,000	Yuexiu Property Co. Ltd.	114,694
		17,251,137

	Industrial - 7.7%
63,982	AAC Technologies Holdings, Inc.	201,983
119,500	Anhui Conch Cement Co. Ltd.	368,007
184,000	AviChina Industry & Technology Co. Ltd.	71,600
108,000	BBMG Corp.	85,862
170,000	Beijing Capital International Airport Co. Ltd.	107,115
407,000	China Communications Construction Co. Ltd.	382,832
237,500	China COSCO Holdings Co. Ltd.(c)	113,841
169,000	China Everbright International Ltd.(c)	75,998
106,000	China High Speed Transmission Equipment Group Co. Ltd.	43,707
51,000	China Metal Recycling Holdings Ltd.(c)	46,789
264,000	China National Building Material Co. Ltd.(c)	320,439
107,000	China National Materials Co. Ltd.	34,192
173,500	China Railway Construction Corp. Ltd.	134,805
352,000	China Railway Group Ltd.	136,068
298,500	China Rongsheng Heavy Industries Group Holdings Ltd.(c)	81,925
179,000	China Shanshui Cement Group Ltd.	142,769
345,000	China Shipping Container Lines Co. Ltd.(a) (c)	86,685
118,000	China Shipping Development Co. Ltd.	63,859
126,000	China State Construction International Holdings Ltd.	115,109
129,200	China Zhongwang Holdings Ltd.(a) (c)	50,442
169,000	CSR Corp. Ltd.	130,003
31,200	Dongfang Electric Corp. Ltd.	72,846
132,000	Guangshen Railway Co. Ltd.(c)	42,691
51,000	Haitian International Holdings Ltd.	52,637
62,000	Harbin Electric Co. Ltd.	60,156
70,500	International Mining Machinery Holdings Ltd.(b)	77,214
85,500	Kingboard Laminates Holdings Ltd.	31,288
177,000	Lonking Holdings Ltd.(c)	54,964
265,000	Metallurgical Corp. of China Ltd.(a)	58,389
199,000	NVC Lighting Holdings Ltd.	45,642
79,000	Sany Heavy Equipment International Holdings Co. Ltd.	48,046
272,000	Shanghai Electric Group Co. Ltd.	122,316
448,000	Tianjin Port Development Holdings Ltd.	53,685
271,000	Yangzijiang Shipbuilding Holdings Ltd.	217,641
42,000	Zhuzhou CSR Times Electric Co. Ltd.	122,306
131,600	Zoomlion Heavy Industry Science and Technology Co. Ltd.	192,970
		4,046,821

	Technology - 1.0%
486,000	Lenovo Group Ltd.	413,305
1,818,000	Semiconductor Manufacturing International Corp.(a)	60,906
86,000	Travelsky Technology Ltd.	46,430
		520,641

	Utilities - 2.3%
42,500	Beijing Enterprises Holdings Ltd.	243,965
230,998	China Datang Corp. Renewable Power Co. Ltd.	31,253
60,000	China Resources Gas Group Ltd.	114,266
158,000	China Resources Power Holdings Co. Ltd.	285,835
304,000	Datang International Power Generation Co. Ltd.	104,978
226,000	Guangdong Investment Ltd.	149,679
326,000	Huaneng Power International, Inc.	207,088
267,997	Huaneng Renewables Corp. Ltd.(a)	47,309
		1,184,373

	Total Common Stocks - 99.2%
	(Cost $62,944,057)	52,028,977

	Investments of Collateral for Securities Loaned - 7.8%
4,112,023	BNY Mellon Securities Lending Overnight Fund, 0.218%(d) (e)	4,112,023
	(Cost $4,112,023)

	Total Investments - 107.0%
	(Cost $67,056,080)	56,141,000
	Liabilities in excess of Other Assets - (7.0%)	(3,687,349)
	Net Assets - 100.0%	$ 52,453,651

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $286,323 which represents 0.6% of net assets.

(c)	Security, or portion thereof, was on loan at May 31, 2012.
(d)
At May 31, 2012, the total market value of the Fund's securities on loan was $3,810,000 and the total market value of the collateral held by the Fund was $4,113,770, consisting of cash collateral of $4,112,023 and U.S. Government and Agency securities valued at $1,747.

(e)	Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
Sector*	% of Long-Term Investments
China	99.9%
Singapore	0.1%

*Subject to change daily.

See previously submitted notes to financial statements for the period ended February 29, 2012.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$67,079,002	$3,550,581	$(14,488,583)	$(10,938,002)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of May 31, 2012:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$1,705	$191	$-	†	$1,896
Communications	10,812	-	-		10,812
Consumer, Cyclical	3,256	-	-		3,256
Consumer, Non-cyclical	3,729	18	-		3,747
Diversified	316	-	-		316
Energy	8,999	-	-		8,999
Financial	17,251	-	-		17,251
Industrial	3,970	77	-		4,047
Technology	521	-	-		521
Utilities	1,184	-	-		1,184
Investments of Collateral for Securities Loaned	4,112	-	-		4,112
Total	$55,855	$286	$-	†	$56,141

The transfers in and out of the valuation levels for the Fund at the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2	$ 209
Transfers from Level 2 to Level 3	- †

The transfers from Level 1 to Level 2 was the result of securities being halted on the principal exchange on which it trades as of May 31, 2012. The Fund values Level 2 equity securities using various observable market inputs.

The transfer from Level 2 to Level 3 was the result of Real Gold Mining Ltd. being halted on the principal exchange on which it trades and negative public information on the company.

The fair value estimates for China Forestry Holdings, Inc. and Real Gold Mining Ltd. were determined by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching a fair value determination including, but not limited to, the following: the type of security, the period of time the security has been halted, the exchange on which the security trades, public information obtained from the issuer and the primary stock exchange on which the issuer trades. After taking into account these factors, it was determined to value China Forestry Holdings, Inc. and Real Gold Mining Ltd. at $0.

The valuation process involved for Level 3 measurements for the Fund is completed on daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review.   For Level 3 securities, the Fund utilizes a Pricing Committee which is comprised of employees responsible for implementing the valuation procedures established by the Fund.  Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The key unobservable inputs in determining the fair value of China Forestry Holdings, Inc. and Real Gold Mining Ltd. related to the securities being halted from trading on a primary exchange as a result of negative public information disclosed regarding these companies. If these alleged improprieties are determined to be untrue, the fair value of these securities could increase.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs
(Level 3 valuations) for the period ended May 31, 2012.

Level 3 Holdings	Securities
Beginning Balance at 8/31/11	$ - †
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	- †
Transfers Out	-
Ending Balance at 5/31/12	$ - †

† Market value is less than minimum figure disclosed.

CQQQ Guggenheim China Technology ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 99.5%
	Basic Materials - 3.3%
349,500	Kingboard Chemical Holdings Ltd.	$ 754,765

	Communications - 58.8%
860,500	Alibaba.com Ltd.(a)	1,487,970
41,865	AsiaInfo-Linkage, Inc.(a) (b)	443,769
17,005	Baidu, Inc., ADR(a)	2,002,679
498,000	BYD Electronic International Co. Ltd.	131,545
1,104,000	China Wireless Technologies Ltd.	173,548
677,000	Comba Telecom Systems Holdings Ltd.(b)	306,187
3,328,000	ePro Ltd.	368,784
70,800	Giant Interactive Group, Inc., ADR	354,708
26,426	NetEase.com, Inc., ADR(a)	1,647,925
68,515	Renren, Inc., ADR(a) (b)	325,446
29,147	Sina Corp.(a)	1,552,661
21,250	Sohu.com, Inc.(a) (b)	944,350
478,000	TCL Communication Technology Holdings Ltd.	168,760
97,800	Tencent Holdings Ltd.	2,689,205
334,000	ZTE Corp.	661,902
		13,259,439

	Consumer, Cyclical - 4.6%
632,000	Digital China Holdings Ltd.	1,026,073

	Energy - 4.4%
3,699,000	GCL-Poly Energy Holdings Ltd.(b)	891,285
50,900	LDK Solar Co. Ltd., ADR(a) (b)	92,129
		983,414

	Industrial - 11.5%
352,000	AAC Technologies Holdings, Inc.	1,111,219
1,602,000	China Aerospace International Holdings Ltd.	127,981
414,000	China High Precision Automation Group Ltd.(b) (c)	143,230
1,473,000	Hi Sun Technology China Ltd.(a)	170,819
769,500	Kingboard Laminates Holdings Ltd.	281,590
105,525	Suntech Power Holdings Co. Ltd., ADR(a) (b)	174,116
702,000	Tech Pro Technology Development Ltd.(a)	275,885
1,138,000	Truly International Holdings	162,763
374,000	Wasion Group Holdings Ltd.	140,235
		2,587,838

	Technology - 16.9%
8,664,000	Apollo Solar Energy Technology Holdings Ltd.(a)	228,856
690,000	Chinasoft International Ltd.(a)	177,816
1,446,000	Kingdee International Software Group Co. Ltd.(a) (b)	240,352
587,000	Kingsoft Corp. Ltd.	273,802
2,062,000	Lenovo Group Ltd.	1,753,571
16,305,000	Semiconductor Manufacturing International Corp.(a) (b)	546,242
740,000	TPV Technology Ltd.	173,538
769,000	Travelsky Technology Ltd.	415,175
		3,809,352

	Total Common Stocks - 99.5%
	(Cost $27,636,076)	22,420,881

	Investments of Collateral for Securities Loaned - 14.8%

3,350,767	BNY Mellon Securities Lending Overnight Fund, 0.218%(d) (e)	3,350,767
	(Cost $3,350,767)

	Total Investments - 114.3%
	(Cost $30,986,843)	25,771,648
	Liabilities in excess of Other Assets - (14.3%)	(3,230,723)
	Net Assets - 100.0%	$ 22,540,925

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2012.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $143,230 which represents 0.6% of net assets.

(d)
At May 31, 2012, the total market value of the Fund's securities on loan was $2,998,700 and the total market value of the collateral held by the Fund was $3,350,767, consisting of cash collateral of $3,349,214 and U.S. Government and Agency securities valued at $1,553.

(e)	Interest rate shown reflects yield as of May 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
	China	100%

*Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 29, 2012.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$31,079,040	$2,301,833	$(7,609,225)	$(5,307,392)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of May 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$755	$-	$-	$755
Communications	13,260	-	-	13,260
Consumer, Cyclical	1,026	-	-	1,026
Energy	983	-	-	983
Industrial	2,445	143	-	2,588
Technology	3,809	-	-	3,809
Investments of Collateral for Securities Loaned	3,351	-	-	3,351
Total	$25,629	$143	$-	$25,772

The transfers in and out of the valuation levels for the Guggenheim China Technology ETF at the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2:	$143

The transfer from Level 1 to Level 2 was the result of a security being halted on the principal exchange pending the release of price sensitive news. The Fund values Level 2 equity securities using various observable market inputs.

TAN Guggenheim Solar ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 98.6%
	Common Stocks - 98.6%
	British Virgin Islands - 1.5%
642,648	ReneSola Ltd., ADR(a) (b)	$784,030

	Canada - 1.9%
338,073	Canadian Solar, Inc.(a) (b)	990,554

	Cayman Islands - 40.9%
194,337	Daqo New Energy Corp., ADR(b)	233,204
36,433,000	GCL-Poly Energy Holdings Ltd.(a)	8,778,640
526,386	Hanwha SolarOne Co. Ltd., ADR(b)	468,484
1,218,291	JA Solar Holdings Co. Ltd., ADR(a) (b)	1,110,107
152,891	JinkoSolar Holding Co. Ltd., ADR(a) (b)	596,275
609,814	LDK Solar Co. Ltd., ADR(a) (b)	1,103,763
11,931,000	Solargiga Energy Holdings Ltd.	814,786
1,006,939	Suntech Power Holdings Co. Ltd., ADR(a) (b)	1,661,449
539,486	Trina Solar Ltd., ADR(b)	3,317,839
6,288,000	Trony Solar Holdings Co. Ltd.	478,030
827,723	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	2,152,080
		20,714,657

	Germany - 11.7%
107,982	Centrotherm Photovoltaics AG	665,969
1,767,927	Conergy AG(a) (b)	1,090,791
27,476	Manz AG(a) (b)	765,745
70,381	SMA Solar Technology AG(a)	2,135,534
687,124	Solarworld AG(a)	1,282,038
		5,940,077

	Norway - 4.2%
4,687,379	Renewable Energy Corp. ASA(a) (b)	2,113,598

	Spain - 0.4%
552,945	Solaria Energia y Medio Ambiente SA	205,107

	Switzerland - 9.6%
308,598	Meyer Burger Technology AG(a) (b)	4,858,811

	United States - 28.4%
113,296	Amtech Systems, Inc.(b)	512,098
311,660	First Solar, Inc.(b)	3,914,450
788,963	GT Advanced Technologies, Inc.(b)	3,313,644
881,137	MEMC Electronic Materials, Inc.(b)	1,471,499
496,473	Power-One, Inc.(b)	2,060,363
1,291,449	Satcon Technology Corp.(b)	441,805
217,353	STR Holdings, Inc.(b)	830,288
371,360	SunPower Corp.(b)	1,860,514
		14,404,661

	Total Common Stocks - 98.6%
	(Cost $158,765,352)	50,011,495

	Investments of Collateral for Securities Loaned - 48.3%
24,461,199	BNY Mellon Securities Lending Overnight Fund, 0.218%(c) (d)	24,461,199
	(Cost $24,461,199)

	Total Investments - 146.9%
	(Cost $183,226,551)	74,472,694
	Liabilities in excess of Other Assets - (46.9%)	(23,773,420)
	Net Assets - 100.0%	$ 50,699,274

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company
SA - Corporation

(a)	Security, or portion thereof, was on loan at May 31, 2012.
(b)	Non-income producing security.
(c)	At May 31, 2012, the total market value of the Fund's securities on loan was $22,445,092 and the total market value of the collateral held by the Fund was $24,461,199.
(d)	Interest rate shown reflects yield as of May 31, 2012.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Industrial	37.5%
Energy	31.4%
Technology	30.6%
Basic Materials	0.5%

* Subject to change daily.
Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 29, 2012.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$187,880,080	$144,580	$(113,551,966)	$(113,407,386)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Funds’ investments carried by caption and by level within the fair value hierarchy as of May 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock	$50,012	$-	$-	$50,012
Investments of Collateral for Securities Loaned	24,461	-	-	24,461
Total	$74,473	$-	$-	$74,473

During the nine months ended May 31, 2012, there were no transfers between levels.

CGW Guggenheim S&P Global Water Index ETF
Portfolio of Investments
May 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.2%
	Common Stocks - 99.2%
	Austria - 4.5%
149,909	Andritz AG	$ 7,925,779

	Bermuda - 0.7%
6,207,789	Beijing Enterprises Water Group Ltd.(a)	1,287,815

	Brazil - 4.6%
116,697	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,137,282

	China - 1.6%
1,991,000	China Everbright International Ltd.	895,338
2,448,000	Guangdong Investment Ltd.	1,621,307
5,995,000	Interchina Holdings Co.(b)	355,335
		2,871,980

	Finland - 1.1%
128,961	Kemira OYJ(a)	1,341,804
57,461	Uponor OYJ	577,262
		1,919,066

	France - 5.4%
304,424	Suez Environnement Co.(a)	3,306,342
549,809	Veolia Environnement SA(a)	6,278,738
		9,585,080

	Israel - 2.5%
420,482	Israel Chemicals Ltd.	4,358,678

	Italy - 1.8%
49,495	ACEA SpA	240,508
456,528	Hera SpA	641,243
296,827	Impregilo SpA(a)	1,188,384
144,054	Interpump Group SpA	1,110,551
		3,180,686

	Japan - 3.6%
38,400	Daiseki Co. Ltd.	622,412
374,000	Ebara Corp.	1,340,228
202,300	Kurita Water Industries Ltd.	4,434,785
		6,397,425

	Netherlands - 2.4%
189,203	Aalberts Industries NV	3,045,900
59,563	Arcadis NV	1,239,105
		4,285,005

	Singapore - 0.7%
1,193,000	Hyflux Ltd.(a)	1,171,015

	Spain - 0.4%
62,886	Fomento de Construcciones y Contratas SA	792,328

	Sweden - 2.9%
318,108	ALFA Laval AB	5,237,048

	Switzerland - 10.5%
82,452	Geberit AG	15,951,609
23,353	Sulzer AG	2,782,894
		18,734,503

	United Kingdom - 21.2%
374,345	Halma PLC	2,252,261
741,438	Pennon Group PLC	8,359,178
485,991	Severn Trent PLC	12,873,310
1,398,248	United Utilities Group PLC	14,139,391
		37,624,140

	United States - 35.3%
40,807	Aegion Corp.(b)	643,526
38,147	American States Water Co.	1,403,428
358,391	American Water Works Co., Inc.	12,260,556
283,013	Aqua America, Inc.	6,537,600
15,233	Badger Meter, Inc.	550,064
57,089	Calgon Carbon Corp.(b)	763,280
85,196	California Water Service Group	1,483,262
171,230	Danaher Corp.	8,898,823
37,274	Franklin Electric Co., Inc.	1,823,444
30,781	Gorman-Rupp Co.	862,176
284,393	Heckmann Corp.(a) (b)	961,248
83,546	IDEX Corp.	3,319,283
39,822	Itron, Inc.(b)	1,426,822
41,057	Layne Christensen Co.(b)	769,819
25,456	Lindsay Corp.	1,416,627
311,408	Mueller Water Products, Inc., Class A	1,086,814
97,251	Pentair, Inc.	3,963,951
129,104	Tetra Tech, Inc.(b)	3,226,309
58,901	Watts Water Technologies, Inc., Class A	1,946,678
370,034	Xylem, Inc.	9,372,961
		62,716,671

	Total Common Stocks - 99.2%
	(Cost $179,294,605)	176,224,501

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 7.8%
13,958,445	BNY Mellon Securities Lending Overnight Fund, 0.2175%(c) (d)	13,958,445
	(Cost $13,958,445)

	Total Investments - 107.0%
	(Cost $193,253,050)	190,182,946
	Liabilities in excess of Other Assets - (7.0%)	(12,523,755)
	Net Assets - 100.0%	$ 177,659,191

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at May 31, 2012.
(b) Non-income producing security.
(c) At May 31, 2012, the total market value of the Fund's securities on loan was $13,232,033 and the total market value of the collateral held by the Fund was $13,958,445.
(d) Interest rate shown reflects yield as of May 31, 2012.

See previously submitted notes to financial statements for the period ended February 29, 2012.

Sector Allocation*
Industrial	52.9%
Utilities	43.9%
Basic Materials	3.2%
* Subject to change daily. Based on Long-Term Investments.

At May 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$195,860,506	$21,488,628	$(27,166,188)	$(5,677,560)

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs. The Fund did not have any Level 3 securities at May 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of May 31, 2012.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$176,225	$-	$-	$176,225
Investments of Collateral for Securities Loaned	13,958	-	-	13,958
Total	$190,183	$-	$-	$190,183

During the nine months ended May 31, 2012, there were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald Cacciapaglia
   Donald Cacciapaglia
   Chief Executive Officer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald Cacciapaglia
     Donald Cacciapaglia
     Chief Executive Officer

Date:	July 30, 2012

By:	/s/ John Sullivan
     John Sullivan
     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 30, 2012